Introduction - Current macroeconomic environment (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign Exchange Rate [Line Items]
Inflation percentage rate	20.40%	10.00%	2.10%
Colombia
Foreign Exchange Rate [Line Items]
Average foreign exchange rate	4,053	4,083	4,313
Change in average foreign exchange rate	0.007
Bolivia
Foreign Exchange Rate [Line Items]
Average foreign exchange rate	12.83	6.91	6.91
Change in average foreign exchange rate	(0.4612)